Trade Receivables	12 Months Ended
Mar. 31, 2012
Trade Receivables

(3) Trade Receivables

Trade receivables at March 31, 2011 and 2012 were as follows:

	Yen (Millions)
	2011	2012
Notes	¥2,021	157
Accounts	20,838	24,445

	22,859	24,602
Less allowance for doubtful accounts	152	483

	¥22,707	24,119